Trade Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Trade Accounts Receivable

As of December 31, 2018 and 2017, consolidated trade accounts receivable consisted of:

		2018	2017
Trade accounts receivable	Ps	31,584	32,733
Allowances for expected credit losses		(2,336)	(2,145)

	Ps	29,248	30,588

Summary of Trade Accounts Receivable and Allowance for Expected Credit Loss

As of December 31, 2018, the balances of trade accounts receivable and the allowance for ECL were as follows:

		Accounts receivable	ECL allowance	ECL average rate
Mexico	Ps	5,185	717	13.8%
United States		8,432	78	0.9%
Europe		9,087	618	6.8%
South, Central America and the Caribbean		2,817	550	19.5%
Asia, Middle East and Africa		5,327	272	5.1%
Others		736	101	13.7%

	Ps	31,584	2,336

Summary of Allowance for Expected Credit Losses

Changes in the allowance for expected credit losses in 2018, 2017 and 2016, were as follows:

		2018	2017	2016
Allowances for expected credit losses at beginning of period	Ps	2,145	2,196	2,152
Adoption effects of IFRS 9 charged to retained earnings (note 2.1)		570	—	—
Charged to selling expenses		156	252	556
Additions through business combinations		—	141	—
Deductions		(385)	(449)	(867)
Foreign currency translation effects		(150)	5	355

Allowances for expected credit losses at end of period	Ps	2,336	2,145	2,196